Investments and fair value measurements - Summary of Equity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Cost		$ 2,000
Estimated Fair Value	$ 0	2,119
Preferred stocks
Debt and Equity Securities, FV-NI [Line Items]
Cost		2,000
Estimated Fair Value		$ 2,119